Decommissioning and Rehabilitation Provision (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of decommissioning and rehabilitation provision [Line Items]
Non-current restricted cash and cash equivalents	$ 6,593,000	$ 6,948,000
Discount rate used in current estimate of value in use	2.11%	2.10%
Actuarial assumption of expected rates of inflation	2.00%	2.00%
Non-current provision for decommissioning, restoration and rehabilitation costs	$ 6,187,000	$ 6,056,000
Expenditures to be incurred over certain years	17 years
Provision for decommissioning, restoration and rehabilitation costs	$ 5,055,000	$ 4,955,000	$ 5,111,000
Quartz Mining License [Member]
Disclosure of decommissioning and rehabilitation provision [Line Items]
Non-current restricted cash and cash equivalents	$ 6,499,000